Prospectus Supplement                                               217269 8/04
dated August 9, 2004 to:

PUTNAM FLOATING RATE INCOME FUND
Prospectus dated July 23, 2004

The section under the heading "Annual Fund Operating Expenses" on page 3 is replaced with the following:

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Annual Fund Operating Expenses+
(expenses that are deducted from fund assets)
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           Management     Other       Total Annual Fund       Peer Group
              Fees       Expenses    Operating Expenses+    Expense Ratio++
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Class A      0.65%        0.40%             1.05%                0.86%
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  * Certain investments in class A shares may qualify for discounts on applicable sales charges.  See "How do I buy fund shares?" for details.

 ** A deferred sales charge of up to 1.00% on class A shares may be imposed on certain redemptions of shares bought without an initial sales charge.

*** A 2.00% redemption fee (also referred to as a "short term trading fee") may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

  + Does not reflect waivers made in connection with Putnam Management's undertaking, through February 28, 2005, to waive or reimburse expenses to the extent necessary to keep the fund's total annual fund operating expenses at or below the average of the expenses of front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund, as periodically reported by Lipper Inc. See the Statement of Additional Information for further details.

 ++ Average of the expenses of front-end load funds in the fund's Lipper
    Inc. peer group, as of July 30, 2004. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.

  + See the section "Who manages the fund?" for a discussion of regulatory matters and litigation.

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The third paragraph and table under the heading "Who manages the fund?"
are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader        Since    Experience
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Stephen C. Peacher      2004     1990 - Present        Putnam Management
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Portfolio member        Since    Experience
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Joseph H. Towell        2004     2001 - Present        Putnam Management
                                 Prior to Sept. 2001   First Union Corporation
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Neal J. Reiner          2004     2001 - Present        Putnam Management
                                 Prior to 2001         Bain Capital/Sankaty
                                                       Advisors
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